Leases – The Group as a lessee	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Leases – The Group as a lessee

15. Leases – The Group as a lessee

Nature of the Group’s leasing activities

The Group has lease contracts for land, buildings, machineries and equipment. The Group’s obligations under these leases are secured by the lessor’s title to the leased assets. The Group is restricted from assigning and subleasing the leased assets.

The Group regularly enters into short-term leases of 12 months or less for certain plant and equipment and machineries. The Group applies the ‘short-term lease’ recognition exemptions for these leases.

(a)	Carrying amounts

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Carrying amounts
Leasehold land and buildings	1,919,823	2,040,813
Motor vehicles	173,999	89,683
	2,093,822	2,130,496

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2025	2024
	US$	US$

Leasehold land and buildings	120,990	104,559
Plant and equipment	-	270
Motor vehicles	18,794	20,479
	139,784	125,308

Interest expense

	Unaudited
	Periods ended June 30
	2025	2024
	US$	US$

Interest expense on lease liabilities	30,611	26,129